CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current assets:
Cash and cash equivalents	$ 13,465	$ 20,223
Time deposits with original maturities over three months	4,354	2,700
Time deposit with original maturities over twelve months - current	1,564
Marketable securities (note 3)	24,499	22,373
Accounts receivable, less allowances for credit losses of $1,351 and $268 at March 31, 2021 and 2022, respectively (note 2)	18,195	14,708
Inventories (note 4)	23,819	16,193
Prepaid expenses and other current assets (note 5)	1,926	2,489
Total current assets	87,822	78,686
Property, plant and equipment, net (note 6)	27,017	27,323
Deferred tax assets (note 8)	259
Time deposits with original maturities over twelve months	313	1,851
Total assets	115,411	107,860
Current liabilities:
Accounts payable	9,838	9,522
Accrued payroll and employee benefits	7,611	7,107
Customer deposits	2,343	1,683
Other accrued liabilities (note 7)	2,950	2,016
Income taxes payable	1,232	886
Total current liabilities	23,974	21,214
Deferred income tax liabilities (note 8)	659	957
Total liabilities	24,633	22,171
Commitments and contingencies (note 10)
Shareholders' equity:
Common shares nil par value; authorized 30,000,000 shares as of March 31, 2021 and 2022; 17,061,810 and 17,081,810 shares issued as of March 31, 2021 and 2022; 15,915,239 and 15,935,239 shares outstanding as of March 31, 2021 and 2022	53,202	53,143
Treasury stock at cost; 1,146,571 shares as of March 31, 2021 and 2022 (note 12)	(2,821)	(2,821)
Additional paid-in capital	7,973	7,989
Accumulated other comprehensive income	5,316	5,316
Retained earnings	27,108	22,062
Total shareholders' equity	90,778	85,689
Total liabilities and shareholders' equity	$ 115,411	$ 107,860